Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Nov. 30, 2015	Nov. 30, 2025	Nov. 30, 2016	Nov. 30, 2017	Nov. 30, 2018	Nov. 30, 2019	Nov. 30, 2020	Nov. 30, 2021	Nov. 30, 2022	Nov. 30, 2023	Nov. 30, 2024	Nov. 30, 2025
C000001397 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
Accumulated Value	$ 10,000		$ 10,651	$ 11,886	$ 12,294	$ 13,573	$ 15,005	$ 17,264	$ 15,366	$ 16,741	$ 20,239	$ 22,135
C000174004 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Accumulated Value	1,000,000		1,065,188	1,190,252	1,232,179	1,361,722	1,506,267	1,733,973	1,544,338	1,694,901	2,050,011	2,242,900
C000000872 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class J
Accumulated Value	10,000		10,656	11,902	12,313	13,612	15,053	17,331	15,438	16,836	20,365	22,286
C000000870 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	10,000		10,657	11,897	12,314	13,613	15,057	17,336	15,445	16,838	20,369	22,295
C000000869 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Deferred Sales Charge - 1.00%
Accumulated Value	10,000		10,546	11,666	11,949	13,079	14,319	16,319	14,390	15,539	18,612	20,163
C000000867 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Sales Charge - 5.75%
Accumulated Value	9,426		10,015	11,159	11,521	12,699	14,010	16,087	14,300	15,547	18,765	20,484
Standard And Poor s 500 C000174004 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,080,400	1,327,379	1,410,606	1,637,714	1,923,659	2,460,744	2,234,109	2,543,087	3,404,685	3,915,100
Customized Blended C000174004 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,058,300	1,213,341	1,253,624	1,434,396	1,636,359	1,891,632	1,695,848	1,844,404	2,259,210	2,516,000
Bloomberg U S Aggregate Bond C000174004 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,021,700	1,054,497	1,040,366	1,152,622	1,236,533	1,222,313	1,065,368	1,077,939	1,152,101	1,217,800
Customized Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Customized Blended Index
Accumulated Value	10,000		10,583	12,133	12,536	14,344	16,364	18,916	16,958	18,444	22,592	25,160
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index (broad-based index)
Accumulated Value	10,000		10,217	10,545	10,404	11,526	12,365	12,223	10,654	10,779	11,521	12,178
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index (broad-based index)
Accumulated Value	$ 10,000		$ 10,804	$ 13,274	$ 14,106	$ 16,377	$ 19,237	$ 24,607	$ 22,341	$ 25,431	$ 34,047	$ 39,151